Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Segment information
Summary of long-lived assets from geographic areas

	As of December 31,
	2018	2019
	RMB	RMB
PRC, excluding Hong Kong	63,086	245,874
Hong Kong	37,542	41,233
Others	7,780	6,786
Total long-lived assets	108,408	293,893